Cash Flow Reconciliations - Reconciliation of finance lease liabilities arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Opening balance
Finance lease liabilities at beginning of the year	$ 213,428
Finance lease liabilities at end of the year	213,428
Cash flows
Payments for interest, Cash flows	(5,262)
Payments for finance lease liability, Cash flows	(3,588)
Finance lease liabilities at end of the year, Cash flows	(8,850)
Non-cash items
Finance lease charge, Non-cash items	5,262
Finance lease liabilities at end of the year, Non-cash items	5,262
Total
Financial lease liabilities, beginning of year	213,428
Finance lease charge	5,262
Payments for interest	(5,262)
Payments for finance lease liability	(3,588)	$ (13)
Financial lease liabilities, end of year	$ 209,840